Expense Example	Mar. 25, 2025 USD ($)
Thornburg Investment Grade Bond Managed Account Fund - Class SMA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Thornburg High Income Bond Managed Account Fund - Class SMA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	$ 0